Debt	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Debt

7. Debt

On June 28, 2021, the Company entered into the following debt facilities:

•
$305,000 senior secured revolving credit facility (the “Revolving Credit Facility”);
•
$1,018,000 aggregate principal amount senior secured USD first lien term loan facility (the “Term Loan Facility (USD)”)(comprising the original $628,000 and incremental $390,000 facility entered into on September 28, 2021 as described below);
•
€710,000 aggregate principal amount senior secured EUR first lien term loan facility (the “Term Loan Facility (EUR)”) (comprising the original €435,000 and an incremental €275,000 facility entered into on September 28, 2021 as described below); and
•
$400,000 aggregate principal amount of USD secured notes and €435,000 aggregate principal amount of EUR secured notes (“Secured Notes”).

The $390,000 senior secured incremental USD term loan facility (“USD Incremental Term Loan”) and the €275,000 senior secured incremental EUR term loan facility (“EUR Incremental Term Loan”) were entered into on September 28, 2021 in connection with the SafetyPay and viaFintech acquisitions, respectively. As of December 31, 2021, the USD Incremental Term Loan and EUR Incremental Term Loan were fully drawn. As the SafetyPay acquisition had not been completed as of December 31, 2021, the cash drawn was held in escrow and was presented within "Customer accounts and other restricted cash" in the unaudited condensed consolidated statements of financial position.

The Company has made drawdowns and repayments on the Revolving Credit Facility throughout the year. As of September 30, 2022 and December 31, 2021, $0 and $28,423, respectively was drawn down on the Revolving Credit Facility.

Line of Credit

The Company has a Line of Credit which is restricted for use in funding settlements in the US Acquiring business and is secured against known transactions. During the second quarter of 2022, the line of credit was increased from $50,000 to $75,000 and the maturity date extended to June 2025. As of September 30, 2022 and December 31, 2021, the Company had an outstanding balance of $56,000 and $50,000, respectively.

The key terms of these facilities were as follows:

Facility	Currency	Interest Rate (1)	Facility Maturity Date	Principal Outstanding at September 30, 2022 (Local Currency)	Principal Outstanding at September 30, 2022 (USD)
Term Loan Facility	USD	USD LIBOR + 2.75% (0.5% floor)	Jun-28	1,006,240	$1,006,240
Term Loan Facility	EUR	EURIBOR + 3.00% (0% floor)	Jun-28	701,000	687,052
Secured Loan Notes	EUR	3.00%	Jun-29	421,362	412,978
Secured Loan Notes	USD	4.00%	Jun-29	372,500	372,500
Revolving Credit Facility	USD/EUR	BASE + 2.25% (0% floor)	Dec-27	—	—
Line of Credit	USD	Term SOFR (2) -2.70%	Jun-25	56,000	56,000
Total Principal Outstanding					$2,534,770

(1)
For facilities which utilize the EURIBOR and LIBOR rates, a rate floor of 0% and 0.5% applies, respectively. For facilities which utilize a BASE rate, the rate is dependent on the currency in which the facility is drawn.
(2)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.

During the nine months ended September 30, 2022, the Company made principal payments of $17,076 under its Term Loan Facility, inclusive of voluntary prepayments of $9,434. In addition, the Company repurchased $41,117 of Secured Notes during the nine months ended September 30, 2022. This resulted in a gain on repurchase of $6,760 and $9,752 recognized within "Other income, net" within the unaudited condensed consolidated statement of comprehensive income for the three and nine months ended September 30, 2022.

During the nine months ended September 30, 2021, the Company made principal payments of $5,420. Additionally, the Company made debt repayments in connection with the Transaction (See Note 2) and completed a refinancing under which the Company fully repaid the outstanding balances under its former debt facilities, which was accounted for as a debt extinguishment. The Company recorded a loss on extinguishment of debt, including the expense of capitalized debt fees, of $40,538, which is included in “Interest expense, net” on the unaudited condensed consolidated statements of comprehensive loss.

	September 30, 2022	December 31, 2021
Principal Outstanding	$2,534,770	$2,794,108
Deferred Debt Issuance Costs	(36,096)	(38,302)
Amortization of interest expense	16,835	2,562
Total	$2,515,509	$2,758,368
Short-term debt	10,190	10,190
Non-current debt	$2,505,319	$2,748,178

Interest expense for the three months ended September 30, 2022 and 2021 was $34,631 and $19,272 respectively. Interest expense for the nine months ended September 30, 2022 and 2021 was $89,013 and $144,291 respectively.

Amortization of deferred debt issuance costs, excluding accelerated debt fees, for the nine months ended September 30, 2022 and 2021 was $17,984 and $8,198, respectively. The Company also paid debt issuance costs of $6,261 during the nine months ended September 30, 2022, predominantly related to the USD Incremental Term Loan drawn down in connection with the SafetyPay acquisition.

Maturity requirements on debt as of September 30, 2022 by year are as follows:

Remainder 2022	2,547
2023	10,190
2024	10,190
2025	66,190
2026	10,190
2027	10,190
2028 and thereafter	2,425,273
Total	$2,534,770

Compliance with Covenants

The Company’s facilities as described above contain affirmative, restrictive and incurrence-based covenants, including, among others, financial covenants based on the Company’s leverage and Revolving Credit Facility utilization, as defined in the agreement. The financial covenants under the new facilities require the Company to test its Consolidated First Lien Debt Ratio if the principal amount of the Revolving Credit Facility, less any cash and cash equivalents, at the reporting date exceeds 40% of the total Revolving Credit Facility Commitment. If the Revolving Credit Facility utilization is greater than 40% at the reporting date, there is an additional requirement that the Consolidated First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0. The Consolidated First Lien Debt Ratio is the ratio of (a) consolidated senior secured net debt of the Company and restricted subsidiaries as of the last day of such relevant period to (b) Last Twelve Months (LTM) EBITDA, as defined in the Senior Credit Facility, of the Company and the restricted subsidiaries for the relevant period. The Company was in compliance with its financial covenants at September 30, 2022.

Letters of Credit

As of September 30, 2022 and December 31, 2021, the Company had issued approximately $116,017 and $171,392 letters of credit, respectively, for use in the ordinary course of business.